PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,801,186	R$ 1,644,061	R$ 1,360,898
Judicial deposit	814,444	923,061
Tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	747,647	647,610	635,406
Judicial deposit	585,988	500,484
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	662,052	585,034
Judicial deposit	92,411	169,857
Labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	391,487	411,417	R$ 374,723
Judicial deposit	R$ 136,045	R$ 252,720